Note 4 - Inventories (Details Narrative) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Inventory, Finished Goods, Net of Reserves	$ 372,000	$ 870,000
Held at Consignment [Member]
Inventory, Finished Goods, Net of Reserves	$ 32,000	$ 10,000